Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
U.S. SEC Pay Versus Performance Disclosure

This section sets forth the pay versus performance disclosure for the years 2020-2023 in accordance with SEC regulations. This section also includes certain non-GAAP financial measures. These non-GAAP financial measures are core operating income, core operating return on equity, core operating return on tangible equity, P&C combined ratio and tangible book value per share growth. More information on the rationale for the use of these measures and reconciliations to U.S. GAAP can be found in the “Non-GAAP Financial Measures” section in this proxy statement.
The following sets forth the tabular pay versus performance disclosure required by SEC regulations, and includes measures that, in the Company’s assessment, are the most important financial performance measures used by the Company to link NEO “compensation actually paid” (as defined by SEC regulations) for the most recently completed fiscal year to Company performance.
Pay Versus Performance Table
Year	Summary Compensation Table total for PEO(a)	Compensation actually paid to PEO(a)(b)	Average Summary Compensation Table total for non-PEO named executive officers(a)	Average compensation actually paid to non-PEO named executive officers(a)(c)	Value of fixed $100 investment based on(d)		Chubb net income (in millions)	Core operating income (in millions)
					Total shareholder return	Peer group total shareholder return
2023	$27,661,317	$35,703,017	$7,867,777	$9,453,265	$156.73	$142.44	$9,028	$9,337
2022	$25,152,070	$44,160,566	$8,148,565	$12,454,746	$150.44	$133.77	$5,246	$6,429
2021	$23,181,184	$42,028,742	$7,014,834	$10,960,083	$129.69	$115.42	$8,525	$5,586
2020	$20,328,167	$14,619,607	$6,700,291	$5,454,658	$101.42	$93.94	$3,533	$3,313
Additional Company Financial Performance Measures
Year	Core operating return on equity	Core operating return on tangible equity	P&C combined ratio	Tangible book value per share growth
2023	15.4%	24.2%	86.5%	21.3%
2022	11.1%	17.0%	87.6%	-20.4%
2021	9.9%	15.3%	89.1%	7.6%
2020	6.2%	9.8%	96.1%	12.2%

(a)
The principal executive officer (PEO) for each year reflected in the table is Evan G. Greenberg, the Company’s Chairman and CEO. The non-PEO NEOs are John W. Keogh, John J. Lupica, Peter C. Enns (for years 2021, 2022 and 2023 only), Juan Luis Ortega (for year 2023 only), Sean Ringsted (for year 2023 only), Paul J. Krump (for years 2020, 2021 and 2022 only) and Philip V. Bancroft (for years 2020 and 2021 only).

(b)
For Mr. Greenberg, the following are the amounts deducted from and added to the Summary Compensation Table amount to derive the “compensation actually paid” as determined in accordance with SEC regulations:

Year	Summary Compensation Table total	Stock and option awards granted during year and included in the Summary Compensation Table	Year-end fair value of stock and option awards granted during year and included in the Summary Compensation Table	Change in fair value of stock and option awards granted in any prior year remaining unvested as of year-end	Change in fair value as of the vesting date of stock and option awards granted in any prior year	Year-end fair value of Premium Award shares at the end of three-year performance period1	Total
2023	$27,661,317	$(15,650,006)	$16,955,424	$423,109	$(2,704,453)	$9,017,626	$35,703,017
2022	$25,152,070	$(14,647,433)	$18,365,019	$6,082,084	$1,955,057	$7,253,769	$44,160,566
2021	$23,181,184	$(13,121,951)	$16,059,140	$7,561,095	$1,856,572	$6,492,703	$42,028,742
2020	$20,328,167	$(12,042,356)	$13,053,849	$(53,169)	$(11,308,342)	$4,641,458	$14,619,607

1
Reflects year-end fair value of performance share Premium Awards at the end of the three-year performance period based on the probable outcome of satisfaction of performance criteria consistent with the fair value methodology to account for Premium Awards for financial reporting purposes in accordance with US GAAP. For 2023, 2022, 2021 and 2020, the table reflects performance share Premium Awards granted in 2021, 2020, 2019 and 2018, respectively.

(c)
For the other NEOs, the following are the amounts deducted from and added to the Summary Compensation Table amount to derive the “average compensation actually paid” as determined in accordance with SEC regulations:

Year	Summary Compensation Table total	Stock and option awards granted during year and included in the Summary Compensation Table	Year-end fair value of stock and option awards granted during year and included in the Summary Compensation Table	Change in fair value of stock and option awards granted in any prior year remaining unvested as of year-end	Change in fair value as of the vesting date of stock and option awards granted in any prior year	Year-end fair value of Premium Award shares at the end of three-year performance period1	Total2
2023	$7,867,777	$(3,829,366)	$4,169,896	$95,118	$(494,626)	$1,644,466	$9,453,265
2022	$8,148,565	$(4,134,431)	$5,183,762	$1,497,256	$459,212	$1,300,382	$12,454,746
2021	$7,014,834	$(3,592,519)	$4,424,191	$1,545,637	$357,278	$1,210,662	$10,960,083
2020	$6,700,291	$(3,121,085)	$3,383,235	$(14,102)	$(2,435,364)	$941,683	$5,454,658

1
Reflects year-end fair value of performance share Premium Awards at the end of the three-year performance period based on the probable outcome of satisfaction of performance criteria consistent with the fair value methodology to account for Premium Awards for financial reporting purposes in accordance with US GAAP. For 2023, 2022, 2021 and 2020, the table reflects performance share Premium Awards granted in 2021, 2020, 2019 and 2018, respectively.

2
No adjustment to the change in fair value of Mr. Krump’s pension benefit for 2020, 2021 and 2022 is required because benefit accruals in the Chubb Corp. Pension Plan and Chubb Corp. Pension Excess Benefit Plan were frozen effective as of December 31, 2019. Mr. Krump retired from the Company effective January 1, 2023.

(d)
For purposes of calculating cumulative total shareholder return (TSR) of the Company and peer group, (i) 2023 TSR is based on 2020-2023 results; (ii) 2022 TSR is based on 2020-2022 results, (iii) 2021 TSR is based on 2020-2021 results and (iv) 2020 TSR is based on 2020 results. The peer group used in this table is the Company’s Financial Performance Peer Group described elsewhere in this proxy statement. These companies for each period presented are The Allstate Corporation, American International Group, Inc., CNA Financial Corporation, The Hartford Financial Services Group, Inc., The Travelers Companies, Inc. and Zurich Insurance Group. The TSR of each company in the peer group has been weighted according to its respective stock market capitalization at the beginning of each period for which a TSR is provided. Calculations for both the Company and peer group include reinvested dividends.

Company Selected Measure Name	Coreoperatingincome
Named Executive Officers, Footnote
(a)
The principal executive officer (PEO) for each year reflected in the table is Evan G. Greenberg, the Company’s Chairman and CEO. The non-PEO NEOs are John W. Keogh, John J. Lupica, Peter C. Enns (for years 2021, 2022 and 2023 only), Juan Luis Ortega (for year 2023 only), Sean Ringsted (for year 2023 only), Paul J. Krump (for years 2020, 2021 and 2022 only) and Philip V. Bancroft (for years 2020 and 2021 only).

Peer Group Issuers, Footnote
(d)
For purposes of calculating cumulative total shareholder return (TSR) of the Company and peer group, (i) 2023 TSR is based on 2020-2023 results; (ii) 2022 TSR is based on 2020-2022 results, (iii) 2021 TSR is based on 2020-2021 results and (iv) 2020 TSR is based on 2020 results. The peer group used in this table is the Company’s Financial Performance Peer Group described elsewhere in this proxy statement. These companies for each period presented are The Allstate Corporation, American International Group, Inc., CNA Financial Corporation, The Hartford Financial Services Group, Inc., The Travelers Companies, Inc. and Zurich Insurance Group. The TSR of each company in the peer group has been weighted according to its respective stock market capitalization at the beginning of each period for which a TSR is provided. Calculations for both the Company and peer group include reinvested dividends.

PEO Total Compensation Amount	$ 27,661,317	$ 25,152,070	$ 23,181,184	$ 20,328,167
PEO Actually Paid Compensation Amount	$ 35,703,017	44,160,566	42,028,742	14,619,607
Adjustment To PEO Compensation, Footnote
(b)
For Mr. Greenberg, the following are the amounts deducted from and added to the Summary Compensation Table amount to derive the “compensation actually paid” as determined in accordance with SEC regulations:

Year	Summary Compensation Table total	Stock and option awards granted during year and included in the Summary Compensation Table	Year-end fair value of stock and option awards granted during year and included in the Summary Compensation Table	Change in fair value of stock and option awards granted in any prior year remaining unvested as of year-end	Change in fair value as of the vesting date of stock and option awards granted in any prior year	Year-end fair value of Premium Award shares at the end of three-year performance period1	Total
2023	$27,661,317	$(15,650,006)	$16,955,424	$423,109	$(2,704,453)	$9,017,626	$35,703,017
2022	$25,152,070	$(14,647,433)	$18,365,019	$6,082,084	$1,955,057	$7,253,769	$44,160,566
2021	$23,181,184	$(13,121,951)	$16,059,140	$7,561,095	$1,856,572	$6,492,703	$42,028,742
2020	$20,328,167	$(12,042,356)	$13,053,849	$(53,169)	$(11,308,342)	$4,641,458	$14,619,607

1
Reflects year-end fair value of performance share Premium Awards at the end of the three-year performance period based on the probable outcome of satisfaction of performance criteria consistent with the fair value methodology to account for Premium Awards for financial reporting purposes in accordance with US GAAP. For 2023, 2022, 2021 and 2020, the table reflects performance share Premium Awards granted in 2021, 2020, 2019 and 2018, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 7,867,777	8,148,565	7,014,834	6,700,291
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,453,265	12,454,746	10,960,083	5,454,658
Adjustment to Non-PEO NEO Compensation Footnote
(c)
For the other NEOs, the following are the amounts deducted from and added to the Summary Compensation Table amount to derive the “average compensation actually paid” as determined in accordance with SEC regulations:

Year	Summary Compensation Table total	Stock and option awards granted during year and included in the Summary Compensation Table	Year-end fair value of stock and option awards granted during year and included in the Summary Compensation Table	Change in fair value of stock and option awards granted in any prior year remaining unvested as of year-end	Change in fair value as of the vesting date of stock and option awards granted in any prior year	Year-end fair value of Premium Award shares at the end of three-year performance period1	Total2
2023	$7,867,777	$(3,829,366)	$4,169,896	$95,118	$(494,626)	$1,644,466	$9,453,265
2022	$8,148,565	$(4,134,431)	$5,183,762	$1,497,256	$459,212	$1,300,382	$12,454,746
2021	$7,014,834	$(3,592,519)	$4,424,191	$1,545,637	$357,278	$1,210,662	$10,960,083
2020	$6,700,291	$(3,121,085)	$3,383,235	$(14,102)	$(2,435,364)	$941,683	$5,454,658

1
Reflects year-end fair value of performance share Premium Awards at the end of the three-year performance period based on the probable outcome of satisfaction of performance criteria consistent with the fair value methodology to account for Premium Awards for financial reporting purposes in accordance with US GAAP. For 2023, 2022, 2021 and 2020, the table reflects performance share Premium Awards granted in 2021, 2020, 2019 and 2018, respectively.

2
No adjustment to the change in fair value of Mr. Krump’s pension benefit for 2020, 2021 and 2022 is required because benefit accruals in the Chubb Corp. Pension Plan and Chubb Corp. Pension Excess Benefit Plan were frozen effective as of December 31, 2019. Mr. Krump retired from the Company effective January 1, 2023.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Net Income and Core Operating Income to “Compensation Actually Paid”
Compensation Actually Paid vs. Company Selected Measure	Net Income and Core Operating Income to “Compensation Actually Paid”
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
Core operating income
Core operating return on equity
Core operating return on tangible equity
P&C combined ratio
Tangible book value per share growth

Total Shareholder Return Amount	$ 156.73	150.44	129.69	101.42
Peer Group Total Shareholder Return Amount	142.44	133.77	115.42	93.94
Net Income (Loss)	$ 9,028,000,000	$ 5,246,000,000	$ 8,525,000,000	$ 3,533,000,000
Company Selected Measure Amount	9,337,000,000	6,429,000,000	5,586,000,000	3,313,000,000
PEO Name	Evan G. Greenberg
Percentage Of Core Operating Return On Equity	15.40%	11.10%	9.90%	6.20%
Percentage Of Core Operating Return On Tangible Equity	24.20%	17.00%	15.30%	9.80%
Percentage Of P&C Combined Ratio	86.50%	87.60%	89.10%	96.10%
Percentage Of Tangible Book Value Per Share Growth	21.30%	(20.40%)	7.60%	12.20%
Measure:: 1
Pay vs Performance Disclosure
Name	Core operating income
Measure:: 2
Pay vs Performance Disclosure
Name	Core operating return on equity
Measure:: 3
Pay vs Performance Disclosure
Name	Core operating return on tangible equity
Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	P&C combined ratio
Measure:: 5
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Tangible book value per share growth
Measure:: 6
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,650,006)	$ (14,647,433)	$ (13,121,951)	$ (12,042,356)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,955,424	18,365,019	16,059,140	13,053,849
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	423,109	6,082,084	7,561,095	(53,169)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,704,453)	1,955,057	1,856,572	(11,308,342)
PEO | Year-End Fair Value Of Premium Award Shares At The End Of Three-Year Performance Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,017,626	7,253,769	6,492,703	4,641,458
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,829,366)	(4,134,431)	(3,592,519)	(3,121,085)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,169,896	5,183,762	4,424,191	3,383,235
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,118	1,497,256	1,545,637	(14,102)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(494,626)	459,212	357,278	(2,435,364)
Non-PEO NEO | Year-End Fair Value Of Premium Award Shares At The End Of Three-Year Performance Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,644,466	$ 1,300,382	$ 1,210,662	$ 941,683